Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
Accounting Policies [Abstract]
Number of contractual days past due after which credit card consumer loans are generally written off	180 days
Outstanding balance threshold under which consumer loans are generally written off	$ 100,000
Number of contractual days past due after which consumer loans under $100,000 are generally written off	180 days
Buildings
Property, Plant and Equipment [Line Items]
Useful life	50 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Software and Software Development Costs | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Software and Software Development Costs | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Other Intangible Assets | Maximum
Property, Plant and Equipment [Line Items]
Useful life	15 years
ASU 2016-02 and ASU 2018-11 | Scenario, Forecast
Property, Plant and Equipment [Line Items]
Operating lease, right-of-use asset		$ 23,000,000
Operating lease, right-of-use liability		$ 23,000,000